Net debt - Schedule of Current Assets, Short and Long Term Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	£ 2,936	£ 3,723	£ 4,274
Total current assets	18,644	20,769
Short-term borrowings:
Commercial paper	(815)	(1,191)
Bank loans, overdrafts and other	(191)	(448)
Short-term borrowings:	(2,813)	(3,952)
Lease liabilities	(156)	(167)
Long-term borrowings:
Long-term borrowings:	(15,205)	(17,035)
Lease liabilities	(1,051)	(841)
Net debt	£ (15,040)	(17,197)	£ (19,838)	£ (20,780)
0.125% € Euro Medium Term Note 2023
Short-term borrowings:
Borrowings, interest rate	0.125%
0.000% € Euro Medium Term Note 2023
Short-term borrowings:
Borrowings, interest rate	0.00%
0.534% US$ Medium Term Note 2023
Short-term borrowings:
Borrowings, interest rate	0.534%
3.000% US$ US Medium Term Note 2024
Short-term borrowings:
Borrowings, interest rate	3.00%
1.375% € Euro Medium Term Note 2024
Short-term borrowings:
Borrowings, interest rate	1.375%
4.000% € Euro Medium Term Note 2025
Short-term borrowings:
Borrowings, interest rate	4.00%
3.625% US$ US Medium Term Note 2025
Short-term borrowings:
Borrowings, interest rate	3.625%
1.000% € Euro Medium Term Note 2026
Short-term borrowings:
Borrowings, interest rate	1.00%
1.250% € Euro Medium Term Note 2026
Short-term borrowings:
Borrowings, interest rate	1.25%
3.000% € Euro Medium Term Note 2027
Short-term borrowings:
Borrowings, interest rate	3.00%
3.375% £ Euro Medium Term Note 2027
Short-term borrowings:
Borrowings, interest rate	3.375%
3.875% US$ US Medium Term Note 2028
Short-term borrowings:
Borrowings, interest rate	3.875%
0.883% ¥ Euro Medium Term Note 2028
Short-term borrowings:
Borrowings, interest rate	0.883%
1.250% £ Euro Medium Term Note 2028
Short-term borrowings:
Borrowings, interest rate	1.25%
3.375% US$ US Medium Term Note 2029
Short-term borrowings:
Borrowings, interest rate	3.375%
1.375% € Euro Medium Term Note 2029
Short-term borrowings:
Borrowings, interest rate	1.375%
1.750% € Euro Medium Term Note 2030
Short-term borrowings:
Borrowings, interest rate	1.75%
3.125% € Euro Medium Term Note 2032
Short-term borrowings:
Borrowings, interest rate	3.125%
5.250% £ Euro Medium Term Note 2033
Short-term borrowings:
Borrowings, interest rate	5.25%
5.375% US$ US Medium Term Note 2034
Short-term borrowings:
Borrowings, interest rate	5.375%
1.625% £ Euro Medium Term Note 2035
Short-term borrowings:
Borrowings, interest rate	1.625%
6.375% US$ US Medium Note 2038
Short-term borrowings:
Borrowings, interest rate	6.375%
6.375% £ Euro Medium Term Note 2039
Short-term borrowings:
Borrowings, interest rate	6.375%
5.250% £ Euro Medium Term Note 2042
Short-term borrowings:
Borrowings, interest rate	5.25%
4.200%US$ US Medium Term Note 2043
Short-term borrowings:
Borrowings, interest rate	4.20%
4.250% £ Euro Medium Term Note 2045
Short-term borrowings:
Borrowings, interest rate	4.25%
Other long-term borrowings
Long-term borrowings:
Long-term borrowings:	£ (1)	(1)
New York Stock Exchange | 0.534% US$ Medium Term Note 2023
Short-term borrowings:
Short-term borrowings:	0	(1,038)
New York Stock Exchange | 3.000% US$ US Medium Term Note 2024
Short-term borrowings:
Short-term borrowings:	(784)	0
Long-term borrowings:
Long-term borrowings:	0	(829)
New York Stock Exchange | 3.625% US$ US Medium Term Note 2025
Long-term borrowings:
Long-term borrowings:	(783)	(827)
New York Stock Exchange | 3.875% US$ US Medium Term Note 2028
Long-term borrowings:
Long-term borrowings:	(1,370)	(1,450)
New York Stock Exchange | 3.375% US$ US Medium Term Note 2029
Long-term borrowings:
Long-term borrowings:	(778)	(822)
New York Stock Exchange | 6.375% US$ US Medium Note 2038
Long-term borrowings:
Long-term borrowings:	(2,139)	(2,264)
New York Stock Exchange | 4.200%US$ US Medium Term Note 2043
Long-term borrowings:
Long-term borrowings:	(385)	(408)
London Stock Exchange | 0.125% € Euro Medium Term Note 2023
Short-term borrowings:
Short-term borrowings:	0	(665)
London Stock Exchange | 0.000% € Euro Medium Term Note 2023
Short-term borrowings:
Short-term borrowings:	0	(443)
London Stock Exchange | 1.375% € Euro Medium Term Note 2024
Short-term borrowings:
Short-term borrowings:	(867)	0
Long-term borrowings:
Long-term borrowings:	0	(884)
London Stock Exchange | 4.000% € Euro Medium Term Note 2025
Long-term borrowings:
Long-term borrowings:	(650)	(663)
London Stock Exchange | 1.000% € Euro Medium Term Note 2026
Long-term borrowings:
Long-term borrowings:	(608)	(620)
London Stock Exchange | 1.250% € Euro Medium Term Note 2026
Long-term borrowings:
Long-term borrowings:	(867)	(885)
London Stock Exchange | 3.000% € Euro Medium Term Note 2027
Long-term borrowings:
Long-term borrowings:	(434)	(442)
London Stock Exchange | 3.375% £ Euro Medium Term Note 2027
Long-term borrowings:
Long-term borrowings:	(306)	(306)
London Stock Exchange | 0.883% ¥ Euro Medium Term Note 2028
Long-term borrowings:
Long-term borrowings:	(235)	0
London Stock Exchange | 1.250% £ Euro Medium Term Note 2028
Long-term borrowings:
Long-term borrowings:	(745)	(744)
London Stock Exchange | 1.375% € Euro Medium Term Note 2029
Long-term borrowings:
Long-term borrowings:	(433)	(441)
London Stock Exchange | 1.750% € Euro Medium Term Note 2030
Long-term borrowings:
Long-term borrowings:	(650)	(663)
London Stock Exchange | 3.125% € Euro Medium Term Note 2032
Long-term borrowings:
Long-term borrowings:	(604)	(616)
London Stock Exchange | 5.250% £ Euro Medium Term Note 2033
Long-term borrowings:
Long-term borrowings:	(566)	(640)
London Stock Exchange | 5.375% US$ US Medium Term Note 2034
Long-term borrowings:
Long-term borrowings:	(390)	(412)
London Stock Exchange | 1.625% £ Euro Medium Term Note 2035
Long-term borrowings:
Long-term borrowings:	(745)	(744)
London Stock Exchange | 6.375% £ Euro Medium Term Note 2039
Long-term borrowings:
Long-term borrowings:	(627)	(695)
London Stock Exchange | 5.250% £ Euro Medium Term Note 2042
Long-term borrowings:
Long-term borrowings:	(472)	(472)
London Stock Exchange | 4.250% £ Euro Medium Term Note 2045
Long-term borrowings:
Long-term borrowings:	(366)	(366)
Net debt
Current assets:
Liquid investments	42	67
Cash and cash equivalents	2,936	3,723
Total current assets	£ 2,978	£ 3,790